Note 5 – Provision for Credit Losses	9 Months Ended
Sep. 30, 2025
Receivables [Abstract]
Note 5 – Provision for Credit Losses

Note 5 – Provision for Credit Losses

The change in the allowance for expected credit losses on advance receivables during the nine months ended September 30, 2025 is summarized as follows:

Balance as of January 1, 2025	$19,034,976
Provision for credit losses	1,532,292
Charge-offs	(715,714)
Recoveries	8,620
Balance as of September 30, 2025	$19,867,174